SCHEDULE OF INVESTMENTS
Ivy Small Cap Core Fund (in thousands)	JUNE 30, 2020 (UNAUDITED)

COMMON STOCKS	Shares	Value
Communication Services
Alternative Carriers – 2.8%
Cogent Communications Group, Inc.	121	$9,379
Vonage Holdings Corp.(A)	688	6,920

		16,299

Total Communication Services - 2.8%		16,299
Consumer Discretionary
Apparel, Accessories & Luxury Goods – 0.9%
Columbia Sportswear Co.	67	5,375

Auto Parts & Equipment – 0.8%
Visteon Corp.(A)	66	4,488

Education Services – 2.4%
2U, Inc.(A)	369	13,998

Footwear – 1.5%
Skechers USA, Inc.(A)	267	8,364

Homebuilding – 2.3%
KB Home	141	4,331
TopBuild Corp.(A)	81	9,162

		13,493

Homefurnishing Retail – 1.0%
Restoration Hardware Holdings, Inc.(A)	24	5,960

Leisure Products – 1.0%
Polaris, Inc.	62	5,745

Specialized Consumer Services – 0.9%
frontdoor, Inc.(A)	122	5,397

Total Consumer Discretionary - 10.8%		62,820
Consumer Staples
Agricultural Products – 1.0%
Bunge Ltd.	140	5,772

Packaged Foods & Meats – 5.3%
Nomad Foods Ltd.(A)	272	5,841
TreeHouse Foods, Inc.(A)	573	25,081

		30,922

Total Consumer Staples - 6.3%		36,694
Energy
Oil & Gas Exploration & Production – 2.4%
Magnolia Oil & Gas Corp.(A)	1,251	7,579
Parsley Energy, Inc., Class A	597	6,374

		13,953

Total Energy - 2.4%		13,953
Financials
Consumer Finance – 2.6%
Encore Capital Group, Inc.(A)	442	15,098

Financial Exchanges & Data – 2.0%
Morningstar, Inc.	84	11,792

Investment Banking & Brokerage – 1.5%
LPL Investment Holdings, Inc.	112	8,765

Multi-Line Insurance – 2.6%
Kemper Corp.	209	15,148

Regional Banks – 6.0%
First Horizon National Corp.	553	5,505
TCF Financial Corp.	546	16,061
Webster Financial Corp.	462	13,232

		34,798

Thrifts & Mortgage Finance – 1.4%
Essent Group Ltd.	233	8,435

Total Financials - 16.1%		94,036
Health Care
Biotechnology – 2.8%
Exact Sciences Corp.(A)	13	1,166
Halozyme Therapeutics, Inc.(A)	566	15,180

		16,346

Health Care Equipment – 3.0%
Integer Holdings Corp.(A)	88	6,425
NuVasive, Inc.(A)	96	5,370
Tandem Diabetes Care, Inc.(A)	59	5,866

		17,661

Health Care Facilities – 2.9%
Encompass Health Corp.	272	16,846

Health Care Services – 3.2%
Chemed Corp.	42	18,888

Health Care Supplies – 2.0%
Haemonetics Corp.(A)	92	8,201
Quidel Corp.(A)	15	3,415

		11,616

Health Care Technology – 0.9%
Change Healthcare, Inc.(A)	470	5,268

Managed Health Care – 1.3%
HealthEquity, Inc.(A)	129	7,546

Total Health Care - 16.1%		94,171
Industrials
Electrical Components & Equipment – 3.6%
Generac Holdings, Inc.(A)	73	8,881
nVent Electric plc	651	12,193

		21,074

Environmental & Facilities Services – 2.0%
Clean Harbors, Inc.(A)	191	11,456

Industrial Machinery – 2.1%
Crane Co.	76	4,531
RBC Bearings, Inc.(A)	59	7,852

		12,383

Research & Consulting Services – 4.0%
FTI Consulting, Inc.(A)	80	9,179
ICF International, Inc.	213	13,776

		22,955

Trucking – 3.0%
Knight Transportation, Inc.	423	17,656

Total Industrials - 14.7%		85,524
Information Technology
Application Software – 1.2%
Q2 Holdings, Inc.(A)	84	7,229

Data Processing & Outsourced Services – 3.6%
Cardtronics plc, Class A(A)	512	12,285

EVERTEC, Inc.	305	8,575

		20,860

Electronic Components – 1.2%
Knowles Corp.(A)	450	6,869

Electronic Equipment & Instruments – 3.0%
Coherent, Inc.(A)	132	17,245

IT Consulting & Other Services – 4.3%
Switch, Inc., Class A	1,421	25,314

Semiconductor Equipment – 2.4%
Brooks Automation, Inc.	270	11,951
Enphase Energy, Inc.(A)	46	2,179

		14,130

Semiconductors – 2.0%
First Solar, Inc.(A)	229	11,342

Systems Software – 2.1%
Varonis Systems, Inc.(A)	138	12,216

Total Information Technology - 19.8%		115,205
Materials
Commodity Chemicals – 0.9%
Cabot Corp.	146	5,419

Diversified Chemicals – 1.0%
Huntsman Corp.	331	5,941

Diversified Metals & Mining – 2.4%
Compass Minerals International, Inc.	293	14,300

Specialty Chemicals – 1.8%
Element Solutions, Inc.(A)	943	10,228

Total Materials - 6.1%		35,888
Real Estate
Industrial REITs – 0.7%
STAG Industrial, Inc.	143	4,192

Retail REITs – 1.6%
Agree Realty Corp.	137	9,027

Total Real Estate - 2.3%		13,219
Utilities
Electric Utilities – 0.8%
Portland General Electric Co.	114	4,768

Gas Utilities – 1.1%
ONE Gas, Inc.	82	6,290

Total Utilities - 1.9%		11,058

TOTAL COMMON STOCKS – 99.3%		$578,867
(Cost: $553,879)

SHORT-TERM SECURITIES
Money Market Funds (B) - 0.0%
State Street Institutional U.S. Government Money Market Fund - Premier Class, 0.120%	140	140

TOTAL SHORT-TERM SECURITIES – 0.0%		$140
(Cost: $140)

TOTAL INVESTMENT SECURITIES – 99.3%		$579,007
(Cost: $554,019)

CASH AND OTHER ASSETS, NET OF LIABILITIES – 0.7%		4,198

NET ASSETS – 100.0%		$583,205

Notes to Schedule of Investments

(A) No dividends were paid during the preceding 12 months.

(B) Rate shown is the annualized 7-day yield at June 30, 2020.

Each Fund’s investments are reported at fair value. Fair value is defined as the price that each Fund would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date.

Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Reoccurring fair value measurements of Level 3 securities shall include a reconciliation of the beginning to ending balances for reported fair market values. A fair value hierarchy and Level 3 reconciliation, if applicable, have been included in the Notes to Schedule of Investments for each respective Fund.

An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized as follows:

• Level 1 - Observable inputs such as quoted prices, available in active markets, for identical assets or liabilities.

• Level 2 - Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

• Level 3 - Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair market value of investments.

The following table is a summary of the valuation of the Fund’s investments by the fair value hierarchy levels as of June 30, 2020:

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Common Stocks	$578,867	$—	$—
Short-Term Securities	140	—	—

Total	$579,007	$—	$—

The following acronym is used throughout this schedule:

REIT = Real Estate Investment Trust

For Federal income tax purposes, cost of investments owned at June 30, 2020 and the related unrealized appreciation (depreciation) were as follows:

Cost	$554,019

Gross unrealized appreciation	61,308

Gross unrealized depreciation	(36,320)

Net unrealized appreciation	$24,988